Certnys

NYSE

1-38077

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

MAY 1 1 2017

Washington, DC 20549

May 11, 2017

17010191

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of American depositary shares, each representing one Class A ordinary share of Bright Scholar Education Holdings Limited and Class A ordinary shares, par value US$0.00001 per share of Bright Scholar Education Holdings Limited (application for the Class A ordinary shares, par value US$0.00001 per share is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,

Silvio Conte